Goodwill - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Goodwill [Line Items]
Goodwill impairment provision	¥ 0	¥ 0	¥ 0
Goodwill	857,145,000	¥ 869,421,000	¥ 20,596,000	$ 124,274
Acquisition of Eve Lom
Goodwill [Line Items]
Goodwill	¥ 694,000,000